NYSE Regulation

12026017

Robert H. Schmidt
Director
Corporate Compliance

11 Wall Street
New York, NY 10005
T +1 212 656 2491
F +1 212 656 5780
rschmidt@nyx.com

March 26, 2012

Received SEC

MAR 26 2012

Washington, DC 20549

CERT NYSE
File No. 001-32624

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To Whom It May Concern:

This is to certify that on March 23, 2012 the NYSE Amex LLC (the "Exchange") received from FieldPoint Petroleum Corporation (the "Registrant"), a copy of the Registrant's application on Form 8A-12(b) for the registration of the following securities:

Common Stock Purchase Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Robert Schmidt